BUSINESS COMBINATIONS - Acquisition of Wowo (Details) ¥ in Thousands, $ in Thousands					12 Months Ended
	Aug. 13, 2017 USD ($)	Aug. 13, 2017 CNY (¥)	May 04, 2017 USD ($)	May 04, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 CNY (¥)	May 04, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
BUSINESS COMBINATIONS
Non-controlling interests					$ 104		¥ 678
Goodwill					68,946		448,584		¥ 247,203	¥ 239,564
Pro forma information
Revenue - Pro forma						¥ 20,167,825
Net loss - Pro forma						(1,228,161)
Revenue - As reported					3,072,339	19,989,562
Net loss - As reported					(188,749)	¥ (1,228,060)
Wowo and YDS
BUSINESS COMBINATIONS
Total purchase consideration			$ 32,027	¥ 208,377
Cash consideration			32,027					¥ 208,377
Cash			421					2,737
Inventories			8,146					53,003
Other current assets			24,933					162,220
Other non-current assets			4,368					28,419
Short-term bank loans			(538)					(3,500)
Other current liabilities			(23,498)					(152,882)
Other non-current liabilities			(8,839)					(57,509)
Deferred tax liabilities			(4,651)					(30,264)
Non controlling interests			(14,082)					(91,623)
Goodwill			$ 27,846					¥ 181,176
Wowo
BUSINESS COMBINATIONS
Equity interest acquired (in percent)			62.50%					62.50%
Total purchase consideration	$ 13,952	¥ 90,778
YDS
BUSINESS COMBINATIONS
Equity interest acquired (in percent)			79.17%					79.17%
Non-controlling interests					$ 104		¥ 678
Brand name | Wowo and YDS
BUSINESS COMBINATIONS
Intangible assets			$ 17,921					¥ 116,600
Brand name | Wowo
BUSINESS COMBINATIONS
Estimated remaining useful life			20 years	20 years